Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

6. LEASES

The Group leased facilities for office, research and development and manufacturing facilities in China and Taiwan. Most of the lease facilities in Taiwan were leased from the related parties. In December 2019, the land use right of gross value of RMB 16,494 thousand ($2,528) for 50 years was acquired from Taizhou Resource Bureau in China. As of December 31, 2023 and 2024, the net carrying values of the acquired land use rights of Taizhou were RMB 15,175 thousand ($2,137) and RMB 14,845 thousand ($2,034), respectively. In January 2024, this land use right was seized by the Taizhou Intermediate People’s Court due to the litigation with Taizhou Bay New District Administrative Committee and RMB14,845 thousand ($2,034) of operating right-of-use assets regarding IB’s land use right was reclassified as a restricted asset. See Notes 16 for the detail. In November 2023, February 2024 and May 2024, the Group renewed the lease agreement with the related party, Zhao Jian Fu Co., Ltd to lease an office in Taiwan, continuously. Lease terms vary based on the nature of operations and the market dynamics; however, all leased facilities are classified as operating leases with remaining lease terms between 0.92 to 1.42 years except for the land use rights acquired from the Bureau of Land and Resources in Taizhou, China with remaining lease terms of 45 years. See Note 15 for related party lease obligations due and related party lease costs.

Supplemental information related to leases was as follows:

	Years ended December 31,
	2023	2024
Operating fixed lease cost	$180	$175

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2023	2024
Cash paid for amounts included in measurement of lease liabilities	$133	$129
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	43	113

The maturities of lease liabilities as of December 31, 2024 were as follows:

Amount
2025	$162
2026	16
Thereafter	—
Total lease payments	178
Less: imputed interest	(3)
Present value of minimum operating lease payments	$175

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term	1.78 years	1.15 years
Weighted-average discount rate	2.89%	3.20%